Transfer of Assets (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2019		2018
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Residential mortgages	6,357		5,569
Other related assets (2)	10,872		11,640
Total	17,229	17,253	17,209	17,105
Associated liabilities (3)	16,993	17,202	16,925	16,763

(1)	Carrying amount of loans is net of allowance.
(2)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(3)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.